Segmented Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Restricted cash	$ 115	$ 115	$ 115
Prepaid expenses and deposits, non-current	198	220	0
Equipment, net	1,525	1,675	1,786
Mineral property interests	39,072	37,258	36,050
Non-current assets	40,910	39,268	$ 37,951
CANADA
Disclosure of operating segments [line items]
Restricted cash	115	115
Prepaid expenses and deposits, non-current	0	0
Equipment, net	1,428	1,612
Mineral property interests	34,931	34,741
Non-current assets	36,474	36,468
PERU
Disclosure of operating segments [line items]
Restricted cash	0	0
Prepaid expenses and deposits, non-current	198	220
Equipment, net	97	63
Mineral property interests	4,141	2,517
Non-current assets	$ 4,436	$ 2,800